Expense Example - Class K - BlackRock Short-Term Municipal Fund - Class K Shares	Oct. 28, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 32
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	$ 462